Earnings per share	3 Months Ended	12 Months Ended
	Mar. 27, 2021	Dec. 31, 2020	Dec. 26, 2020
Earnings per share

10.    Loss Per Common Share

A reconciliation of the numerators and denominators for the basic and diluted per common share amounts is as follows:

			For the period
			from March 13,
			2018 (inception)
	Twelve months ended December 31,		through
	2020	2019	December 31, 2018
Numerator:
Net loss - basic and diluted	$(28,890,395)	$—	$—
Less: Income attributable to common stock subject to possible redemption	(6,913)	—	—
Net loss available to common shares	$(28,897,308)	$—	$—

Demoninator:
Weighted average number of shares - basic	9,654,569	6,037,500	6,037,500
Warrants	—	—	—
Weighted average number of shares - diluted	9,654,569	6,037,500	6,037,500

Basic and diluted loss available to common shares	$(2.99)	$—	$—

All shares of Class B common stock are assumed to convert to shares of Class A common stock on a one-for-one basis.

Hman Group holdings Inc and subsidiaries
Earnings per share

13.   Earnings per share

Basic earnings per share is computed based on the weighted-average number of shares of common stock outstanding during the period. Diluted earnings per share include the dilutive effect of stock options and restricted stock awards. The following is a reconciliation of the basic and diluted earnings per share (“EPS”) computations for both the numerator and denominator (in thousands, except per share data):

	Thirteen weeks ended March 27, 2021
	Earnings	Shares	Per Share
	(Numerator)	(Denominator)	Amount
Net loss	$(8,970)	553	$(16)
Dilutive effect of stock options	$—	—	$—
Net loss per diluted common share	$(8,970)	553	$(16)

	Thirteen weeks ended March 28, 2020
	Earnings	Shares	Per Share
	(Numerator)	(Denominator)	Amount
Net loss (as restated)	$(14,804)	544	$(27)
Dilutive effect of stock options	$—	—	$—
Net loss per diluted common share	$(14,804)	544	$(27)

Stock options outstanding totaling 85 thousand and 83 thousand were excluded from the computation as of March 27, 2021 and March 28, 2020, respectively, as they would have had an antidilutive effect under the treasury stock method.

12. Earnings Per Share:

Basic earnings per share is computed based on the weighted-average number of shares of common stock outstanding during the period. Diluted earnings per share include the dilutive effect of stock options and restricted stock awards. The following is a reconciliation of the basic and diluted earnings per share (“EPS”) computations for both the numerator and denominator (in thousands, except per share data):

	Year Ended December 26, 2020
	Earnings	Shares	Per Share
	(Numerator)	(Denominator)	Amount
Net loss	$(24,499)	545	$(45)
Dilutive effect of stock options	$—	—	$—
Net loss per diluted common share	$(24,499)	545	$(45)

	Year Ended December 28, 2019
	Earnings	Shares	Per Share
	(Numerator)	(Denominator)	Amount
Net loss (as restated)	$(85,479)	543	$(158)
Dilutive effect of stock options	$—	—	$—
Net loss per diluted common share	$(85,479)	543	$(158)

	Year Ended December 29, 2018
	Earnings	Shares	Per Share
	(Numerator)	(Denominator)	Amount
Net loss (as restated)	$(58,681)	545	$(108)
Dilutive effect of stock options	$—	—	$—
Net loss per diluted common share	$(58,681)	545	$(108)

Stock options outstanding totaling 77,392,  81,700, and 47,542 were excluded from the computation as of December 26, 2020, December 28, 2019, December 29, 2018, respectively, as they would have had an antidilutive effect under the treasury stock method.